                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)     DESCRIPTION                                                                COUPON          MATURITY              VALUE
          MUNICIPAL BONDS    154.8%
          ALABAMA    1.2%
$   750   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                         5.875%        11/15/24       $       799,612
  2,250   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                    5.250         01/01/23             2,418,930
  1,565   Jefferson Cnty, AL Swr Rev Impt Wt Ser A (Prerefunded @ 02/01/11)
            (FGIC Insd)                                                                5.000         02/01/41             1,735,585
    435   Jefferson Cnty, AL Swr Rev Impt Wt Ser A (Prerefunded @ 02/01/11)
            (FGIC Insd)                                                                5.000         02/01/41               483,933
                                                                                                                       ------------
                                                                                                                          5,438,060
                                                                                                                       ------------

          ARIZONA    2.3%
  3,095   Arizona Sch Fac Brd Ctf Ser B (Prerefunded @ 09/01/14) (FSA Insd)            5.250         09/01/19             3,461,788
  4,225   Arizona Tourism & Sports Auth Multipurpose Stad Fac Ser A (MBIA Insd)        5.375         07/01/23             4,736,267
  2,800   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)               5.375         07/01/29             2,855,664
                                                                                                                       ------------
                                                                                                                         11,053,719
                                                                                                                       ------------

          CALIFORNIA    14.0%
  2,895   ABC CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                               *           08/01/20             1,431,635
  1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj Ser C (FSA Insd)            6.000         09/01/16             1,568,515
  2,500   Anaheim, CA Pub Fin Auth Rev Elec Sys Dist Fac Ser A (FSA Insd)              5.000         10/01/31             2,597,400
  3,000   California St (AMBAC Insd)                                                   5.125         10/01/27             3,172,350
  1,000   California St Dept Wtr Res Pwr Ser A                                         6.000         05/01/15             1,164,480
  4,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                            5.375         05/01/18             4,449,040
  1,320   California St Dept Wtr Res Pwr Ser A (MBIA Insd)                             5.125         05/01/19             1,436,833
  1,000   California St Pub Wks Brd UCLA Replacement Hosp Ser A (FSA Insd)             5.375         10/01/20             1,104,200
  2,000   El Dorado, CA Irr Dist Ctf Ser A (FGIC Insd)                                 5.000         03/01/21             2,139,040
  2,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA Insd)       5.000         09/01/33             2,091,000
  3,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser B (MBIA Insd)       5.000         03/01/33             3,131,040
  2,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (MBIA
            Insd)                                                                        *           01/15/17             1,104,760
 20,750   Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien Ser A (Escrowed
            to Maturity)                                                                 *           01/01/23             9,307,827
  3,000   Fremont, CA Uni Sch Dist Ser A (FGIC Insd)                                   5.000         08/01/25             3,199,680
  2,500   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                                5.250         07/01/20             2,775,300
  4,020   Oakland, CA Uni Sch Dist (FGIC Insd) (a)                                     5.250         08/01/18             4,474,662
  1,750   Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Ser A (MBIA
            Insd)                                                                      5.500         11/01/35             1,957,445
  3,000   Port Oakland, CA Ser M (FGIC Insd)                                           5.250         11/01/18             3,343,800

  2,000   Salinas, CA Uni High Sch Dist Ser A (MBIA Insd)                              5.000         06/01/27             2,106,380
  3,000   San Francisco, CA City & Cnty Second Ser Issue 29 B Rfdg (FGIC Insd)         5.125         05/01/20             3,258,060
  1,210   Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd)                               5.250         07/01/19             1,342,604
  3,745   Santa Clarita, CA Cmnty College (FGIC Insd)                                  5.000         08/01/23             4,017,149
  3,000   Temecula, CA Redev Agy Tax Temecula Redev Proj No 1 (MBIA Insd)              5.250         08/01/36             3,219,210
  1,600   Turlock, CA Hlth Fac Rev Ctf Part Emanuel Med Ctr Inc                        5.375         10/15/34             1,612,016
                                                                                                                       ------------
                                                                                                                         66,004,426
                                                                                                                       ------------

          COLORADO    3.7%
  4,000   Adams & Arapahoe Cntys CO Sch Dist 28 Ser A (FSA Insd)                       5.250         12/01/20             4,449,000
  1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser B (Prerefunded
            @ 08/31/05)                                                                6.950         08/31/20             1,057,820
  2,000   Aurora, CO Ctf Part (AMBAC Insd)                                             5.500         12/01/30             2,202,660
  2,325   Colorado Ed & Cultural Fac Auth Rev Student Hsg Univ CO Fndtn Proj
            (AMBAC Insd)                                                               5.000         07/01/32             2,410,141
  1,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A (Escrowed
            to Maturity)                                                               5.500         03/01/32             1,130,620
  1,125   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                    6.500         11/15/31             1,250,066
     61   Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)                      7.650         11/01/26                61,662
  2,650   Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser B                        5.000         11/15/30             2,749,295
  1,805   Lakewood, CO Ctf Part (AMBAC Insd) (a)                                       5.300         12/01/16             2,000,608
                                                                                                                       ------------
                                                                                                                         17,311,872
                                                                                                                       ------------

          CONNECTICUT    1.1%
  2,750   Bridgeport, CT Ser A Rfdg (FGIC Insd)                                        5.375         08/15/14             3,094,272
  1,830   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT) (ACA
            Insd)                                                                      6.600         07/01/24             1,992,614
                                                                                                                       ------------
                                                                                                                          5,086,886
                                                                                                                       ------------

          DISTRICT OF COLUMBIA    0.9%
  2,000   District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)           5.750         06/01/18             2,204,720
      5   District of Columbia Ser E (FSA Insd)                                        6.000         06/01/13                 5,061
  2,000   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)             5.250         10/01/32             2,088,060
                                                                                                                       ------------
                                                                                                                          4,297,841
                                                                                                                       ------------

          FLORIDA    10.8%
  5,720   Dade Cnty, FL Spl Oblig Cap Apprec Ser B Rfdg (Prerefunded @ 10/01/08)
            (AMBAC Insd)                                                                 *           10/01/26             1,720,690
  3,000   Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare Fac Ln (AMBAC
            Insd)                                                                      5.950         07/01/20             3,052,620
  2,500   Florida St Brd Ed Cap Outlay Pub Ed Ser C (FGIC Insd)                        5.750         06/01/29             2,806,425
  1,000   Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)                              6.000         07/01/14             1,152,290
  1,400   Florida St Dept Corrections Ctf Part Okeechobee Correctional (AMBAC
            Insd)                                                                      6.250         03/01/15             1,432,956
  5,000   Florida St Dept Trans Tpk Rev Ser A                                          5.000         07/01/29             5,284,750
  1,300   Gulf Breeze, FL Rev Loc Govt Ln Ser E (Variable Rate Coupon) (FGIC
            Insd) (b)                                                                  5.150         12/01/20             1,437,358
    105   Gulf Breeze, FL Rev Venice Loc Govt Ln Ser E (Variable Rate Coupon)
            (FGIC Insd) (b)                                                            5.050         12/01/20               115,431

  1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D           5.375         11/15/35             1,049,610
  4,550   Hillsborough Cnty, FL Sch Dist (Prerefunded @ 10/01/11) (AMBAC Insd)         5.375         10/01/17             5,096,182
  2,000   Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)               5.250         10/01/19             2,235,980
  1,000   Jea, FL Elec Sys Rev Ser 3 Ser A (Prerefunded @ 10/01/07)                    5.500         10/01/41             1,062,770
  2,000   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)               5.375         10/01/27             2,116,800
  2,000   Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                          5.125         10/01/35             2,063,940
  2,000   Miami-Dade Cnty, FL Hlth Fac Miami Children Hosp Ser A Rfdg (AMBAC
            Insd)                                                                      5.000         08/15/20             2,123,020
  1,980   Miami-Dade, FL Sch Brd Ser C (Prerefunded @ 10/01/11) (FSA Insd) (a)         5.500         10/01/13             2,264,783
  2,000   Palm Beach Cnty, FL Sch Brd Ctf Ser E Rfdg (AMBAC Insd)                      5.250         08/01/11             2,242,260
  1,655   Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC Insd)                             5.500         06/01/11             1,882,447
  3,465   Reedy Creek Impt Dist FL Ser C (AMBAC Insd)                                  4.750         06/01/15             3,530,558
  1,210   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd) (a)                        5.500         07/01/14             1,372,503
  1,000   Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd) (a)              5.500         08/01/17             1,119,790
  1,250   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                              5.750         07/01/19             1,326,037
  2,880   Tampa, FL Occupational License Ser A Rfdg (FGIC Insd)                        5.375         10/01/15             3,246,394
  1,000   Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)             5.125         11/01/36             1,062,730
                                                                                                                       ------------
                                                                                                                         50,798,324
                                                                                                                       ------------

          GEORGIA    4.1%
  2,000   Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien Ser C (FSA
            Insd)                                                                      5.000         01/01/33             2,083,020
  3,715   Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)                                    5.000         11/01/22             4,020,076
  1,500   George L Smith II GA World Congress Cent Auth Rev Domed Stad Proj Rfdg
            (AMT) (MBIA Insd)                                                          5.500         07/01/20             1,640,205
  5,660   Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA Insd)                             6.500         01/01/17             6,923,652
    240   Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed to Maturity) (MBIA
            Insd)                                                                      6.500         01/01/17               295,651
  4,000   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)             5.250         11/01/16             4,459,840
                                                                                                                       ------------
                                                                                                                         19,422,444
                                                                                                                       ------------

          HAWAII    0.3%
  1,285   Honolulu, HI City & Cnty Ser B (FGIC Insd)                                   5.500         10/01/11             1,462,767
                                                                                                                       ------------

          ILLINOIS    13.0%
  2,000   Bedford Park, IL Ser A Rfdg (FSA Insd)                                       5.250         12/15/20             2,242,900
  2,000   Chicago, IL Brd of Ed (Prerefunded @ 12/01/10) (FGIC Insd)                   5.500         12/01/31             2,262,460
  2,000   Chicago, IL Brd of Ed Chicago Sch Reform (Prerefunded @ 12/01/07)
            (AMBAC Insd)                                                               5.750         12/01/20             2,214,060
  4,865   Chicago, IL Cap Apprec (Prerefunded @ 07/01/05) (AMBAC Insd)                   *           07/01/16             2,401,899
  1,500   Chicago, IL Lakefront Millennium Pk Fac (MBIA Insd)                          5.125         01/01/28             1,563,120

  1,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2 Rfdg (AMT)
            (XLCA Insd)                                                                5.250         01/01/34             1,571,160
  2,000   Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser B
            (AMBAC Insd)                                                               5.500         01/01/17             2,227,880
  3,500   Chicago, IL Proj Ser A Rfdg (MBIA Insd) (c)                                  5.000         01/01/31             3,616,550
  2,000   Chicago, IL Wastewtr Transmission Rev Second Lien (Prerefunded @
            01/01/10) (MBIA Insd)                                                      5.750         01/01/25             2,275,260
  1,000   Chicago, IL Wastewtr Transmission Rev Second Lien (Prerefunded @
            01/01/10) (MBIA Insd)                                                      6.000         01/01/30             1,149,010
  3,500   Du Page Cnty, IL Fst Presv Dist                                                *           11/01/10             2,878,330
  2,545   Du Page Cnty, IL Trans Rev (FSA Insd)                                        5.750         01/01/15             2,913,923
    805   East Peoria, IL Ser C Rfdg                                                   7.000         05/01/17               825,697
  1,310   Elgin, IL Ser B Rfdg                                                         5.750         12/15/13             1,532,857
  1,600   Grundy, Kendall, & Will Cntys (AMBAC Insd) (a)                               5.500         05/01/15             1,789,584
  1,250   Illinois Dev Fin Auth Rev Bradley Univ Proj (Prerefunded @ 08/01/09)
            (AMBAC Insd)                                                               5.375         08/01/24             1,395,387
  1,475   Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva Cmnty 304 Ser B (FSA
            Insd) (a)                                                                  5.750         01/01/15             1,685,055
  1,145   Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva Cmnty 304 Ser B (FSA
            Insd) (a)                                                                  5.750         01/01/17             1,305,025
  3,285   Illinois Dev Fin Auth Rev Presbyterian Home Lake Proj Ser B (FSA Insd)       6.300         09/01/22             3,541,920
  2,000   Illinois Ed Fac Auth Rev Lewis Univ                                          6.100         10/01/16             2,025,620
  1,325   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A              5.125         06/01/35             1,315,221
  1,250   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C (FSA Insd)                 6.750         04/15/17             1,542,675
    700   Illinois Hlth Fac Auth Rev Highland Park Hosp Proj Ser A (Prerefunded
            @ 10/01/07) (MBIA Insd)                                                    5.750         10/01/17               771,120
  2,275   Illinois Hlth Fac Auth Rev South Suburban Hosp (Escrowed to Maturity)        7.000         02/15/18             2,844,705
  1,000   Illinois St (FGIC Insd)                                                      5.250         12/01/20             1,039,930
  2,000   Illinois St First Ser (FGIC Insd)                                            5.375         11/01/14             2,246,600
  2,000   Illinois St Sales Tax Rev Build IL                                           5.000         06/15/19             2,175,340
    250   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
            Expn Proj (FGIC Insd)                                                      5.375         12/15/18               278,062
  8,845   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
            Expn Ser A (FGIC Insd)                                                       *           06/15/16             5,455,331
  1,005   Naperville, IL Ser A                                                         5.000         12/01/10             1,110,264
  1,105   Saint Clair Cnty, IL Pub Bldg Comm Bldg Rev Cap Apprec Ser B (FGIC
            Insd)                                                                        *           12/01/15               702,658
  1,000   Southern IL Univ Rev Cap Apprec Hsg & Aux (MBIA Insd)                          *           04/01/29               301,740
                                                                                                                       ------------
                                                                                                                         61,201,343
                                                                                                                       ------------

          INDIANA    3.3%
  2,560   East Washington, IN Multi Sch Bldg Corp First Mtg (FGIC Insd)                5.375         07/15/28             2,792,013
  2,000   Indiana Transn Fin Auth Toll Rd Lease Rev Rfdg (AMBAC Insd)                  5.375         07/01/09             2,117,100
  1,935   Logansport, IN Sch Bldg Corp First Mtg (FGIC Insd)                           5.500         07/15/13             2,182,699
  1,000   Marion Cnty, IN Convention & Rec Fac Auth Excise Tax Rev (MBIA Insd)           *           06/01/14               684,680
  1,200   North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First Mtg
            (FSA Insd) (a)                                                               *           07/15/15               772,680
  1,280   North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First Mtg
            (FSA Insd) (a)                                                               *           01/15/19               682,240

  1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                             5.950         12/01/29             1,536,465
  1,605   Richland Beanblossom, IN Sch First Mtg (Prerefunded @ 07/15/11) (FGIC
            Insd) (a)                                                                  5.500         07/15/12             1,824,757
  2,530   Vigo Cnty, IN Sch Bldg Corp First Mtg Impt & Rfdg (FSA Insd)                 5.250         07/10/24             2,745,986
                                                                                                                       ------------
                                                                                                                         15,338,620
                                                                                                                       ------------

          IOWA    0.8%
  1,685   Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd) (a)                             5.750         06/01/15             1,898,894
  1,785   Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd) (a)                             5.750         06/01/16             2,010,660
                                                                                                                       ------------
                                                                                                                          3,909,554
                                                                                                                       ------------

          KANSAS    0.5%
  1,975   Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita (MBIA Insd)                    6.000         09/01/09             2,240,302
                                                                                                                       ------------

          KENTUCKY    1.4%
  1,000   Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser A Rfdg
            (AMT) (MBIA Insd)                                                          6.200         03/01/08             1,094,440
  1,500   Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser A Rfdg
            (AMT) (MBIA Insd)                                                          6.250         03/01/09             1,662,300
  1,000   Kentucky St Tpk Auth Econ Dev Revitalization Proj Rfdg (Prerefunded @
            01/01/11) (FSA Insd)                                                       5.625         07/01/14             1,136,960
  2,450   Louisville & Jefferson Cnty, KY Swr Ser A (MBIA Insd) (a)                    5.500         05/15/16             2,784,180
                                                                                                                       ------------
                                                                                                                          6,677,880
                                                                                                                       ------------

          LOUISIANA    0.3%
  1,500   Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg Ser A (AMT) (GNMA
            Collateralized)                                                            5.375         10/20/39             1,528,980
                                                                                                                       ------------

          MARYLAND    1.1%
  2,250   Maryland St Trans Auth Arpt Baltimore/Wash Intl Arpt Ser B (AMT)
            (AMBAC Insd)                                                               5.125         03/01/24             2,383,537
  2,350   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                        5.500         04/01/16             2,592,520
                                                                                                                       ------------
                                                                                                                          4,976,057
                                                                                                                       ------------

          MASSACHUSETTS    2.9%
  1,500   Massachusetts St Fed Hwy Grant Antic Nt Ser A                                5.750         06/15/14             1,690,830
    500   Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth           6.000         07/01/31               534,275
  1,000   Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C             5.750         07/01/32             1,099,050
  1,000   Massachusetts St Indl Fin Agy Rev Wentworth Institute Tech                   5.650         10/01/18             1,062,110
  2,805   Massachusetts St Port Auth Rev Ser A (MBIA Insd)                             5.000         07/01/22             3,019,470
  2,500   Massachusetts St Spl Oblig Dedicated Tax Rev (FGIC Insd)                     5.000         01/01/34             2,614,250
  3,500   Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm Bd Ser 10                 5.000         08/01/22             3,793,090
                                                                                                                       ------------
                                                                                                                         13,813,075
                                                                                                                       ------------

          MICHIGAN    6.4%
  3,015   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                         *           07/01/17             1,668,983

  3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *           07/01/18             1,599,328
  3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *           07/01/19             1,515,636
  3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *           07/01/22             1,266,604
  3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *           07/01/23             1,191,361
  3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *           07/01/24             1,119,289
  2,965   Detroit, MI Wtr Supply Sys Ser C (MBIA Insd) (a)                             5.250         07/01/20             3,291,506
  3,500   Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)                           *           06/01/15             2,302,475
  2,765   Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)                           *           06/01/16             1,727,434
  1,000   Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC Insd)                             5.750         01/01/13             1,133,840
  4,000   Michigan St Bldg Auth Rev Fac Pgm Ser III Rfdg (FSA Insd)                    5.000         10/15/26             4,207,200
  2,850   Michigan St Hosp Fin Auth Rev Ascension Hlth Cr Ser A (Prerefunded @
            11/15/09) (MBIA Insd)                                                      5.750         11/15/18             3,229,962
  2,500   Michigan St Strategic Fd Detroit Edison Co Proj Ser A (AMT) (XLCA
            Insd)                                                                      5.500         06/01/30             2,685,125
  1,500   Michigan St Strategic Fd Detroit Edison Co Proj Ser C Rfdg (AMT) (XLCA
            Insd)                                                                      5.450         12/15/32             1,591,050
  1,355   Zeeland, MI Pub Schs Sch Bldg & Site (MBIA Insd) (a)                         5.250         05/01/21             1,506,394
                                                                                                                       ------------
                                                                                                                         30,036,187
                                                                                                                       ------------

          MINNESOTA    1.7%
  5,000   Minneapolis & Saint Paul, MN Metro Arpt Comm Arpt Rev Ser A (FGIC
            Insd)                                                                      5.125         01/01/31             5,192,850
  2,800   Minnesota Agriculture & Econ Dev Brd Rev Hlthcare Sys Fairview Hosp
            Ser A (MBIA Insd)                                                          5.750         11/15/26             3,066,224
                                                                                                                       ------------
                                                                                                                          8,259,074
                                                                                                                       ------------

          MISSISSIPPI    0.7%
  3,250   Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc
            Proj                                                                       5.875         04/01/22             3,260,108
                                                                                                                       ------------

          MISSOURI    1.1%
  1,500   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO
            Hosp Assoc                                                                 5.625         06/01/27             1,549,695
  1,625   Jefferson Cnty, MO Reorg Sch Dist No R-6 (FGIC Insd)                         5.625         03/01/20             1,821,918
  1,500   Kansas City, MO Met Cmnty Leasehold Jr College Impt & Rfdg (FGIC Insd)       5.500         07/01/17             1,688,460
                                                                                                                       ------------
                                                                                                                          5,060,073
                                                                                                                       ------------

          NEBRASKA    0.8%
  1,190   Dodge Cnty, NE Sch Dist No 001 Fremont (Prerefunded @ 12/15/10) (FSA
            Insd)                                                                      5.750         12/15/13             1,363,502
  2,260   University NE Univ Rev Lincoln Student Fees & Fac Ser B                      5.000         07/01/23             2,413,409
                                                                                                                       ------------
                                                                                                                          3,776,911
                                                                                                                       ------------

          NEVADA    2.0%
  4,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                         5.000         07/01/36             4,147,320
  3,500   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser D (AMT) (FGIC
            Insd)                                                                      5.250         03/01/38             3,636,710

  1,500   Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                         5.125         06/01/32             1,564,485
                                                                                                                       ------------
                                                                                                                          9,348,515
                                                                                                                       ------------

          NEW HAMPSHIRE    0.5%
  1,000   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                          7.000         07/01/30             1,040,300
  1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMT)
            (AMBAC Insd)                                                               6.300         05/01/22             1,093,500
                                                                                                                       ------------
                                                                                                                          2,133,800
                                                                                                                       ------------

          NEW JERSEY    13.4%
  4,000   Essex Cnty, NJ Impt Auth Rev Proj Consolidation Rfdg (MBIA Insd)             5.125         10/01/21             4,379,440
  5,650   Garden St Preservation Tr NJ Ser A (FSA Insd)                                5.250         11/01/19             6,279,580
  1,500   New Jersey Econ Dev Auth Cigarette Tax                                       5.750         06/15/34             1,583,835
  1,500   New Jersey Econ Dev Auth Rev Motor Veh Surp Rev Ser A (MBIA Insd)            5.000         07/01/23             1,613,640
  1,500   New Jersey Econ Dev Auth Rev Trans Proj Sublease Ser A (Prerefunded @
            05/01/09) (FSA Insd)                                                       5.250         05/01/17             1,647,165
 25,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)               5.900         03/15/21            30,552,500
  2,000   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr Passaic (Escrowed to
            Maturity) (FSA Insd)                                                       6.000         07/01/06             2,062,940
  3,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)              5.250         09/01/19             3,331,110
    710   New Jersey St Tpk Auth Tpk Rev Ser A (MBIA Insd)                             6.000         01/01/11               821,541
    290   New Jersey St Tpk Auth Tpk Rev Ser A (Escrowed to Maturity) (MBIA
            Insd)                                                                      6.000         01/01/11               335,391
  3,000   New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)                          5.000         01/01/35             3,116,850
  2,385   New Jersey St Trans Corp Ctf Fed Trans Admin Grants Ser A (Prerefunded
            @ 09/15/09) (AMBAC Insd)                                                   5.750         09/15/11             2,670,389
  4,000   New Jersey St Trans Tr Fd Auth Trans Sys Ser C (Prerefunded @
            06/15/13) (FSA Insd)                                                       5.500         06/15/20             4,607,080
                                                                                                                       ------------
                                                                                                                         63,001,461
                                                                                                                       ------------

          NEW MEXICO    0.3%
  1,250   Jicarilla, NM Apache Nation Rev Ser A (Acquired 10/23/03, Cost
            $1,274,428) (d)                                                            5.500         09/01/23             1,352,700
                                                                                                                       ------------

          NEW YORK    22.3%
  3,000   Metropolitan Trans Auth NY Commuter Fac Rev Ser A (Prerefunded @
            01/01/08) (MBIA Insd)                                                      5.625         07/01/27             3,301,680
  2,000   Metropolitan Trans Auth NY Trans Fac Rev Svc Contract Ser R
            (Prerefunded @ 07/01/15)                                                   5.500         07/01/17             2,339,920
  2,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secured Ser A (Prerefunded
            @ 11/15/10)                                                                5.750         11/15/13             2,294,180
  2,500   New York City Ser A Rfdg                                                     7.000         08/01/05             2,558,850
  3,000   New York City Ser A Rfdg                                                     7.000         08/01/06             3,194,880
  3,500   New York City Ser E (FSA Insd)                                               5.000         11/01/20             3,819,970
  1,850   New York City Ser G (Prerefunded @ 10/15/07)                                 5.875         10/15/14             2,033,261
  1,000   New York City Ser H                                                          5.750         03/15/13             1,124,600
  3,055   New York City Ser I                                                          6.000         04/15/12             3,284,767
  2,500   New York City Ser I (MBIA Insd)                                              5.000         08/01/17             2,750,975
  1,945   New York City Ser I (Prerefunded @ 04/15/07)                                 6.000         04/15/12             2,114,234

 10,000   New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg
            (Escrowed to Maturity) (FSA Insd)                                          5.400         01/01/18            11,450,200
  3,000   New York City Transitional Future Tax Secd Ser A Rfdg (e)                5.500/14.000      11/01/26             3,367,980
  5,305   New York City Transitional Future Tax Secd Ser C (AMBAC Insd)                5.250         08/01/20             5,884,677
  2,000   New York City Transitional Future Tax Secd Ser C (AMBAC Insd)                5.250         08/01/22             2,211,340
  4,545   New York City Transitional Future Tax Secd Ser D (MBIA Insd)                 5.250         02/01/21             5,019,725
  2,500   New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A (FSA
            Insd)                                                                      5.500         05/15/25             2,686,150
  1,250   New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser C (Prerefunded @
            07/01/09) (MBIA Insd)                                                      5.500         07/01/29             1,402,813
 13,500   New York St Dorm Auth Rev City Univ Sys Ser C                                7.500         07/01/10            15,249,870
  3,000   New York St Dorm Auth Rev St Univ Ed Fac (Prerefunded @ 05/15/10)
            (FGIC Insd)                                                                5.750         05/15/24             3,438,240
  2,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                6.000         05/15/16             2,303,640
  1,030   New York St Dorm Auth Rev St Univ Ed Fac Ser B                               5.250         05/15/10             1,136,574
  1,500   New York St Environmental Fac Revolving Fd Ser C                             5.000         07/15/21             1,630,500
  2,840   New York St Loc Govt Assistance Corp Ser E Rfdg                              6.000         04/01/14             3,366,792
  3,000   New York St Med Care Fac Fin Agy Rev NY Hosp Mtg Ser A (Prerefunded @
            02/15/05) (AMBAC Insd)                                                     6.750         08/15/14             3,065,460
  5,875   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj Ser A
            (AMBAC Insd)                                                               5.375         11/01/20             5,945,148
  1,500   New York St Urban Dev Corp Rev Proj Cent for Indl Innovation Rfdg            5.500         01/01/13             1,706,385
  3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
            (AMT) (MBIA Insd)                                                          5.750         12/01/22             3,261,630
  3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
            (AMT) (MBIA Insd)                                                          5.750         12/01/25             3,206,760
                                                                                                                       ------------
                                                                                                                        105,151,201
                                                                                                                       ------------

          NORTH CAROLINA    5.0%
  2,000   Johnston Cnty, NC (FGIC Insd)                                                5.900         03/01/19             2,298,200
  1,000   North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser D                        6.750         01/01/26             1,120,560
 15,000   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)           6.000         01/01/12            17,490,900
  2,500   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                5.250         01/01/19             2,775,350
                                                                                                                       ------------
                                                                                                                         23,685,010
                                                                                                                       ------------

          NORTH DAKOTA    0.2%
  1,120   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin Ser B (AMT)
            (MBIA Insd)                                                                5.500         07/01/29             1,151,853
                                                                                                                       ------------

          OHIO    1.8%
  1,400   Bowling Green St Univ OH Gen Rcpt (FGIC Insd)                                5.750         06/01/12             1,595,272
  1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                               7.500         01/01/30             1,132,570
  1,000   Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)                           6.000         12/01/25             1,166,750
  1,000   Hamilton, OH One Renaissance Ctr Ser A (AMBAC Insd)                          5.500         11/01/16             1,133,040

  1,000   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                      6.000         11/15/32             1,074,330
  1,000   Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd Part Proj Rfdg (AMT)
            (AMBAC Insd)                                                               6.375         04/01/29             1,022,210
  1,840   Pickerington, OH Loc Sch Dist Cap Apprec Sch Fac Contr (FGIC Insd)             *           12/01/12             1,380,368
                                                                                                                       ------------
                                                                                                                          8,504,540
                                                                                                                       ------------

          OKLAHOMA    1.3%
  1,500   Jenks, OK Aquarium Auth Rev First Mtg (Prerefunded @ 07/01/10) (MBIA
            Insd)                                                                      6.100         07/01/30             1,743,195
  1,575   Oklahoma City, OK Arpt Tr Jr Lien 27th Ser B (AMT) (FSA Insd)                5.750         07/01/16             1,730,090
  2,250   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                        6.250         11/01/22             2,616,638
                                                                                                                       ------------
                                                                                                                          6,089,923
                                                                                                                       ------------

          OREGON    2.9%
  4,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                             5.250         07/01/22             4,426,640
  3,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                  5.250         11/01/17             3,313,230
  1,075   Oregon St Vets Welfare Ser 76A                                               6.050         10/01/28             1,080,655
  1,190   Portland, OR Cmnty College Dist Ser B                                        5.250         06/01/12             1,326,481
  1,985   Portland, OR Urban Renewal & Redev Downtown Wtrfront Ser A (AMBAC
            Insd)                                                                      5.750         06/15/16             2,254,424
  1,000   Washington Multnomah & Yamhill (MBIA Insd)                                   5.000         06/01/13             1,098,080
                                                                                                                       ------------
                                                                                                                         13,499,510
                                                                                                                       ------------

          PENNSYLVANIA    4.1%
  1,250   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                              5.750         12/01/16             1,431,950
  4,680   Erie, PA Sch Dist Cap Apprec Rfdg (FSA Insd)                                   *           09/01/19             2,442,211
  3,420   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)                   7.000         08/01/22             3,554,748
  2,000   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (Variable Rate Coupon) (FSA
            Insd)                                                                      5.000         12/01/33             2,191,460
  1,905   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd) (a)                          *           09/15/16             1,163,060
  1,710   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                              *           03/15/19               912,131
  1,385   Harrisburg, PA Cap Apprec Ser F Rfdg (AMBAC Insd)                              *           09/15/19               722,527
  1,500   Penn Cambria Sch Dist PA Cap Apprec (FGIC Insd) (a)                            *           08/15/20               743,295
     60   Penn Hills, PA (Prerefunded @ 12/01/07) (FGIC Insd)                          5.900         12/01/17                65,548
  1,000   Pennsylvania St Higher Ed Fac Auth College & Univ Rev Bryn Mawr
            College (MBIA Insd)                                                        5.625         12/01/27             1,079,230
  1,000   Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A
            (AMT) (FGIC Insd)                                                          5.125         07/01/19             1,065,750
  1,400   Philadelphia, PA Sch Dist Ser A (Prerefunded @ 02/01/11) (FSA Insd)          5.750         02/01/12             1,602,944
  1,500   Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                    5.750         09/01/23             1,663,500
  1,005   Southeast Delco Sch Dist PA Cap Apprec (MBIA Insd)                             *           02/01/17               597,533
                                                                                                                       ------------
                                                                                                                         19,235,887
                                                                                                                       ------------

          RHODE ISLAND    0.4%
  1,490   Providence, RI Redev Agy Rev Pub Safety & Muni Bldgs Ser A (AMBAC
            Insd)                                                                      5.500         04/01/14             1,670,260
                                                                                                                       ------------

          SOUTH CAROLINA    3.6%
  2,275   Beaufort Cnty, SC Tax Increment New River Redev Proj Area (MBIA Insd)
            (a)                                                                        5.500         06/01/19             2,580,942
  2,375   Berkeley Cnty, SC Sch Dist Ctf Part Berkeley Sch Fac Grp Inc (Escrowed
            to Maturity) (MBIA Insd)                                                   5.250         02/01/16             2,456,748
  1,840   Myrtle Beach, SC Hospitality Fee Rev Ser A (FGIC Insd) (a)                   5.375         06/01/21             2,065,069
  1,935   Myrtle Beach, SC Hospitality Fee Rev Ser A (FGIC Insd) (a)                   5.375         06/01/22             2,163,620
  3,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser A
            (AMBAC Insd)                                                               5.200         11/01/27             3,753,680
  3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser B
            (AMT) (AMBAC Insd)                                                         5.450         11/01/32             3,992,775
                                                                                                                       ------------
                                                                                                                         17,012,834
                                                                                                                       ------------

          SOUTH DAKOTA    0.8%
  1,375   Deadwood, SD Ctf Part (ACA Insd)                                             6.375         11/01/20             1,484,038
  1,000   South Dakota St Hlth & Ed Fac Auth Rev Childrens Care Hosp Rfdg              6.125         11/01/29             1,090,920
    990   South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm Ser A (AMBAC
            Insd)                                                                      5.400         08/01/13             1,073,873
                                                                                                                       ------------
                                                                                                                          3,648,831
                                                                                                                       ------------

          TENNESSEE    1.7%
  1,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States Rfdg
            (MBIA Insd)                                                                7.500         07/01/25             1,907,190
    410   Montgomery Cnty, TN Pub Impt Rfdg (FGIC Insd) (a)                            5.500         05/01/16               461,525
  5,090   Montgomery Cnty, TN Pub Impt Rfdg (Prerefunded @ 05/01/12) (FGIC Insd)
            (a)                                                                        5.500         05/01/16             5,816,394
                                                                                                                       ------------
                                                                                                                          8,185,109
                                                                                                                       ------------

          TEXAS    12.6%
  2,685   Beaumont, TX Wtrwks & Swr Sys (FGIC Insd) (a)                                6.250         09/01/15             3,104,316
  1,275   Cameron Cnty, TX Ctf Oblig (AMBAC Insd) (a)                                  5.750         02/15/13             1,427,375
  3,000   Dallas Cnty, TX Util & Reclamation Dist Ser B Rfdg (AMBAC Insd)              5.875         02/15/29             3,056,550
  2,000   Dallas, TX Wtrwks & Swr Sys Rev Rfdg                                         5.750         10/01/17             2,251,820
  4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)               5.750         11/01/30             4,351,760
  4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg (AMT) (FGIC
            Insd)                                                                      5.500         11/01/31             4,229,120
  1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                     5.625         07/01/30             1,089,060
  3,000   Houston, TX Hotel Occupancy Tax & Spl Rev Convention & Entmt Ser B
            (AMBAC Insd)                                                               5.750         09/01/15             3,439,290
    130   Houston, TX Pub Impt & Rfdg (FSA Insd)                                       5.750         03/01/15               146,645
  1,370   Houston, TX Pub Impt & Rfdg (Prerefunded @ 09/01/10) (FSA Insd)              5.750         03/01/15             1,550,648
  6,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                    5.250         05/15/21             6,643,020
  6,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FGIC Insd)                   5.250         05/15/23             6,608,580
  1,925   Houston, TX Wtr & Swr Sys Rev Jr Lien Ser C (Prerefunded @ 12/01/07)
            (FGIC Insd)                                                                5.375         12/01/27             2,093,457
  1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj               7.250         01/01/31             1,504,005
  1,500   North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare Sys Proj Ser A               5.125         05/15/29             1,542,480
  4,000   North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)        5.250         08/15/32             4,243,880

  3,000   San Antonio, TX Elec & Gas Sys Rfdg                                          5.375         02/01/16             3,334,740
  2,750   Texas St Vets Housing Assistance Pgm Vet Ser B (AMT) (FHA Gtd)               6.100         06/01/31             2,955,453
  3,000   University of TX Univ Rev Fin Sys Ser A                                      5.250         08/15/20             3,317,850
  2,300   University of TX Univ Rev Fin Sys Ser C (Prerefunded @ 08/15/11)             5.375         08/15/19             2,595,918
                                                                                                                       ------------
                                                                                                                         59,485,967
                                                                                                                       ------------

          UTAH    0.8%
     70   Utah St Hsg Fin Agy Single Family Mtg Mezzanine Issue H1 (AMBAC Insd)        6.000         07/01/12                72,466
  3,625   Utah St Ser A                                                                5.000         07/01/07             3,840,108
                                                                                                                       ------------
                                                                                                                          3,912,574
                                                                                                                       ------------

          VIRGINIA    0.5%
  1,320   Fairfax Cnty, VA Ctf Part                                                    5.300         04/15/23             1,441,229
  1,000   Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev Henrico Cnty Regl
            Jail Proj (Prerefunded @ 08/01/05)                                         7.125         08/01/21             1,044,980
                                                                                                                       ------------
                                                                                                                          2,486,209
                                                                                                                       ------------

          WASHINGTON    5.4%
  2,500   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                 5.500         07/01/18             2,801,075
  5,360   Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg (FSA Insd)                 6.000         07/01/16             6,239,898
  1,485   Pierce Cnty, WA (AMBAC Insd) (a)                                             5.750         08/01/14             1,679,223
  1,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                 5.625         02/01/24             1,093,190
  1,435   Radford Ct Ppty WA Student Hsg Rev (MBIA Insd) (a)                           6.000         06/01/15             1,644,280
  1,585   Radford Ct Ppty WA Student Hsg Rev (MBIA Insd) (a)                           6.000         06/01/16             1,816,156
  1,150   Seattle, WA Muni Lt & Pwr Rev                                                5.250         12/01/08             1,248,291
  1,315   Seattle, WA Muni Lt & Pwr Rev                                                5.500         12/01/09             1,457,152
  1,000   Seattle, WA Muni Lt & Pwr Rev                                                5.625         12/01/18             1,098,190
  3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)             5.250         09/01/33             3,197,220
  1,350   Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                                5.750         01/01/15             1,539,338
  1,650   Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)                                5.500         01/01/12             1,871,166
                                                                                                                       ------------
                                                                                                                         25,685,179
                                                                                                                       ------------

          WISCONSIN    1.1%
  1,225   De Pere, WI Unit Sch Dist Rfdg (Prerefunded @ 10/01/11) (FGIC Insd)          5.000         10/01/13             1,343,813
  1,340   Oconto Falls, WI Pub Sch Dist Ser A Rfdg (Prerefunded @ 03/01/11) (FSA
            Insd) (a)                                                                  5.750         03/01/15             1,535,854
  2,000   Southeast WI Professional Baseball Pk Dist Sales Tax Rev Ser A Rfdg
            (MBIA Insd)                                                                5.500         12/15/20             2,364,180
                                                                                                                       ------------
                                                                                                                          5,243,847
                                                                                                                       ------------

          GUAM    0.7%
  3,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                         5.250         10/01/34             3,228,780
                                                                                                                       ------------

          PUERTO RICO    1.0%
  1,110   Puerto Rico Comwlth Aqueduct & Swr Auth Rev Rfdg (Comwlth Gtd)               5.000         07/01/15             1,144,110
  3,500   Puerto Rico Pub Bldgs Auth Rev Gtd Govt Fac Ser I (Comwlth Gtd)              5.250         07/01/33             3,727,220
                                                                                                                       ------------
                                                                                                                          4,871,330
                                                                                                                       ------------

TOTAL INVESTMENTS    154.8%
   (Cost $660,579,095)                                                                                                  729,539,823

OTHER ASSETS IN EXCESS OF LIABILITIES    1.5%                                                                             7,000,680

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (56.3%)                                                          (265,159,296)
                                                                                                                       ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $471,381,207
                                                                                                                       ============

                 Percentages are calculated as a percentage of net assets applicable to common shares.
*                Zero coupon bond
(a)              The Trust owns 100% of the bond issuance.
(b) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.
(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.
(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
Comwth Gtd     - Commonwealth of Puerto Rico
FGIC           - Financial Guaranty Insurance Co.
FHA            - Federal Housing Administration
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.
XLCA           - XL Capital Assurance Inc.

Future contracts outstanding as of January 31, 2005:

                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
                                                                                CONTRACTS             DEPRECIATION
SHORT CONTRACTS:
       U.S. Treasury Notes 10-Year Futures March 2005
         (Current Notional Value of $112,266 per contract)                             98              ($133,611)
       U.S. Treasury Notes 5-Year Futures March 2005
         (Current Notional Value of $109,250 per contract)                            613               (179,897)
                                                                                ---------              ---------
                                                                                      711              ($313,508)
                                                                                =========              =========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
   ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005